Non-trading Securities (Fair Value And Unrealized Losses Of Non-trading Securities) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair value	¥ 41,923
Gross unrealized losses	2,415
Total number of non-trading securities that are in an unrealized loss position	70
Government, state, municipal and government agency securities
Schedule of Available-for-sale Securities [Line Items]
Fair value	14,954
Gross unrealized losses	164
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Fair value	5,920
Gross unrealized losses	182
Equities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	21,049
Gross unrealized losses	¥ 2,069